U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD

                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.   Name and address of issuer:
                                      Schroder Capital Funds (Delaware)
                                      Two Portland Square
                                      Portland, Maine 04101


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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                Schroder Emerging Markets Fund
                Schroder International Smaller Companies Fund
                Schroder International Fund
                Schroder U.S. Diversified Growth Fund



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3.   Investment Company Act File Number:    811-1911

      Securities Act File Number:           2-34215



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4(a). Last day of fiscal year for which this Form is filed:

                                October 31, 1998


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4(b). [ ] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.



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5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the
    fiscal year pursuant to section 24(f):                    ------------------
                                                                    $116,262,693
                                                              ------------------

(ii)    Aggregate price of securities redeemed or
        repurchased during the fiscal year: -------------------
                                                   $180,272,227
                                            -------------------

(iii) Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
        to the Commission:                  -------------------
                                                             $0
                                            -------------------

                                                              ------------------
(iv)    Total available redemption credits [add Items 5(ii)  -      $180,272,227
        and 5(iii)].                                          ------------------


(v)     Net sales -- if Item 5(i) is greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:                 ------------------
                                                                              $0
                                                              ------------------

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(vi)   Redemption credits available for use in future years          $64,009,534
       -- if Item 5(i) is less than Item 5(iv) [subtract Item ------------------ 5(iv) from Item 5(i)]:
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(vii)  Multiplier for determining registration fee (See
       Instruction C.9):                                      ------------------
                                                               x         .000278
                                                              ------------------

(viii) Registration fee due [multiply Item 5(v) by Item
       5(vii)]  (enter "0" if no fee is due):                 ==================
                                                             =                $0
                                                              ==================


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6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                 Not applicable



     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                 Not applicable




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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):Not applicable

                                                              ------------------
                                                             +                $0
                                                              ------------------

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8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                              ------------------
                                                             =                $0
                                                              ------------------


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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: Not applicable


     Method of Delivery:
                                      [  ]     Wire Transfer
                                      [  ]     Mail or other means


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                                   SIGNATURES
The obligations of the Trust represented herein are limited to the Trust and series of the trust separately and are in no way binding on any trustee, officer, or shareholder of the Trust or any other series of the Trust.

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/  Thomas G. Sheehan
                                     ----------------------------
                                     Thomas G. Sheehan
                                     Assistant Treasurer and Assistant Secretary
Date:  January 29, 1999

  *Please print the name and title of the signing officer below the signature.

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